Income Taxes (Income Tax Expense) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. operations
Current			$ 0	$ 0	$ 0
Deferred			0	0	0
Total			0	0	0
State and local
Current			27	2	7
Deferred			0	0	0
Total			27	2	7
Foreign jurisdiction
Current			50	142	130
Deferred			(15)	3	18
Total			35	145	148
Current			77	144	137
Deferred			(15)	3	18
Total	$ (6)	$ 86	$ 62	$ 147	$ 155